Property, Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment Based on Cash Generating Units (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 64,114	€ 74,189	€ 84,517
Italian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25,631	29,279
Romanian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,879	17,856
Brazilian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,782	2,862
Chinese upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,409	2,353
Vietnamese upholstered furniture plant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	262	0
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 17,151	€ 21,839